Other non-current liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities
Other non-current liabilities

	At December 31,
	2015	2016	2017
	(in thousands)
Payables	$3,257	$—	$—
Deferred tax	10	22	52
Total other non-current liabilities	$3,267	$22	$52
Deferred revenue	$1,940	$1,940	$1,293

In the year ended December 31, 2015, the Company signed a contract with a supplier for a total amount of €5,000,000 ($5,368,000), to be paid in three installments in 2016 and 2017. The total debt was recorded for $4,744,000 corresponding to the discounted value calculated with an interest rate of 8.34% of which $3,257,000 was recorded as non-current liabilities and $1,487,000 as trade payables in 2015 as the first installment of €1,500,000 was due on December 31, 2016, the two others during the year ended 2017. At December 31, 2016 and 2017, the liability was recorded in trade payables.
In December 2015, the Company entered into a contract with a customer for certain development services which resulted in the recognition of deferred revenues for $1,940,000 to be recognized on a straight-line basis over four years beginning when the customer’s product is certified by a major U.S. carrier. As revenues were expected to be recognized subsequent to December 31, 2017, these deferred revenues were presented as non–current liabilities as of December 31, 2016 and 2015. The certification occurred in September 2017 and therefore $121,000 was recognized as revenue in 2017, $485,000 of the deferred revenues has been classified as current as of December 31, 2017 and the remainder as non-current liabilities as of December 31, 2017.